Other Assets and Liabilities [Text Block]	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Other Assets and Liabilities [Text Block]
14.	OTHER ASSETS AND LIABILITIES

Major components of other assets and liabilities at March 31, 2015 and 2016 were as follows:

	2015	2016
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥358,302	¥449,605
Other	1,146,057	1,005,386
Investments in equity method investees	2,048,581	1,917,667
Prepaid benefit cost (Note 13)	514,877	397,001
Cash collateral pledged (Note 8)	1,716,302	1,510,689
Other	1,899,171	2,187,187

Total	¥7,683,290	¥7,467,535

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,500,429	¥886,461
Other	1,420,680	1,450,317
Deferred tax liabilities	912,422	644,915
Allowance for off-balance sheet credit instruments	73,329	72,556
Accrued benefit cost (Note 13)	73,750	75,812
Guarantees and indemnifications	45,268	42,871
Cash collateral received (Note 8)	906,456	1,265,041
Accrued and other liabilities	2,935,060	2,755,178

Total	¥7,867,394	¥7,193,151

Investments in equity method investees include marketable equity securities carried at ¥1,375,791 million and ¥1,347,182 million at March 31, 2015 and 2016, respectively. Corresponding aggregated market values were ¥2,348,395 million and ¥1,768,124 million, respectively. Marketable equity securities include Morgan Stanley’s common stock carried at ¥1,123,683 million and ¥1,088,226 million at March 31, 2015 and 2016, respectively. As of March 31, 2016, the MUFG Group held approximately 22.29% of its common stock. Investments in equity method investees also include investments in Morgan Stanley MUFG Securities, Co., Ltd. at ¥159,851 million and ¥164,135 million at March 31, 2015 and 2016, respectively.

The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other-than-temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥32,824 million, ¥102 million and ¥681 million for the fiscal years ended March 31, 2014, 2015 and 2016, respectively. The impairment losses are included in Equity in earnings of equity method investees—net in the accompanying consolidated statements of income.

Summarized Financial Information of the MUFG Group’s equity method investees

Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2015 and 2016, and for each of the three years ended March 31, 2016 is as follows:

	2015	2016
	(in billions)
Trading assets	¥31,143	¥26,384
Securities purchased under agreements to resell	10,963	11,130
Securities borrowed	18,069	15,822
Total assets	99,633	90,989
Trading liabilities	15,028	13,045
Securities sold under agreements to repurchase and Securities loaned	10,457	6,586
Long-term borrowings	18,692	18,345
Total liabilities	90,564	82,293
Noncontrolling interests	157	131

	2014	2015	2016
	(in billions)
Net revenues	¥3,333	¥3,875	¥3,961
Total non-interest expenses	2,812	3,449	3,076
Income from continuing operations before income taxes	521	426	885
Net income applicable to Morgan Stanley	349	459	585

Morgan Stanley early adopted, retrospective to January 1, 2016, the provisions of new accounting guidance on “Recognition and Measurement of Financial Assets and Financial Liabilities” related to a change in the instrument-specific credit risk on financial liabilities under the fair value option. This resulted in reclassifying the MUFG Group’s proportionate share of the accumulated DVA of Morgan Stanley from retained earnings to AOCI as reflected on the MUFG Group’s consolidated statement of equity. In connection with the new accounting guidance, changes in DVA fair value are presented separately in other comprehensive income.

Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2015 and 2016, and for each of the three years ended March 31, 2016 is as follows:

	2015	2016
	(in billions)
Net loans	¥10,082	¥10,374
Total assets	18,063	18,930
Deposits	5,475	5,850
Total liabilities	13,766	14,648
Noncontrolling interests	581	724

	2014	2015	2016
	(in billions)
Total interest income	¥543	¥590	¥661
Total interest expense	165	198	222
Net interest income	378	392	439
Provision for credit losses	59	73	92
Income before income tax expense	214	248	171
Net income	159	194	117